FAIR VALUE MEASUREMENT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON RECURRING BASIS

The following table represents the Company’s hierarchy for its financial assets and liabilities measured at fair value on a recurring basis as of September 30, 2024 and December 31, 2023:

	September 30, 2024
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant derivative liabilities	$-	$-	$1,266,073	$1,266,073
Contingent consideration promissory notes and contingent consideration earn-out agreement	-	-	-	-
	$-	$-	$1,266,073	$1,266,073

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant derivative liabilities	$-	$-	$1,369,738	$1,369,738
Contingent consideration promissory notes and contingent consideration earn-out agreement	-	-	188,470	188,470
	$-	$-	$1,558,208	$1,558,208

The following table represents the Company’s hierarchy for its financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2023 and 2022.

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant derivative liabilities	$-	$-	$1,369,738	$1,369,738
Contingent consideration promissory notes and contingent consideration earn-out agreement	-	-	188,470	188,470
	$-	$-	$1,558,208	$1,558,208

	December 31, 2022
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant derivative liabilities	$-	$-	$-	$-
Contingent consideration promissory notes and contingent consideration earn-out agreement	-	-	777,840	777,840
	$-	$-	$777,840	$777,840

SCHEDULE OF FAIR VALUE MEASUREMENTS CHANGE IN LEVEL 3 INPUTS

The following table represents the change in Level 3 tier value measurements for the nine months ended September 30, 2024:

	Contingent Consideration Promissory Notes and Earn-Out Agreement	Warrant Derivative Liabilities

Balance, December 31, 2023	$188,470	$1,369,738

Issuance of warrant derivative liabilities	-	2,075,300

Change in fair value of warrant derivative liabilities	-	(2,178,965)

Principal payments on contingent consideration promissory notes - Revenue Cycle Management Acquisitions	(188,470)	-

Change in fair value of contingent consideration promissory notes - Revenue Cycle Management Acquisitions	-	-

Balance, September 30, 2024	$-	$1,266,073

The following table represents the change in Level 3 tier value measurements:

	Contingent Consideration Promissory Notes and Earn-Out Agreement	Warrant Derivative Liabilities

Balance, December 31, 2022	$777,840	$-

Issuance of warrant derivative liabilities	-	3,216,380

Change in fair value of warrant derivative liabilities	-	(1,846,642)

Principal payments on contingent consideration promissory notes - Revenue Cycle Management Acquisitions	(411,460)	-

Change in fair value of contingent consideration promissory notes - Revenue Cycle Management Acquisitions	(177,910)	-

Balance, December 31, 2023	$188,470	$1,369,738